Prepayments and deposits	12 Months Ended
Jun. 30, 2022
Prepayments and deposits [Abstract]
Prepayments and deposits	Note 13. Prepayments and deposits
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current assets
Security deposits	18,972	155
Prepayments	7,658	492

	26,630	647